Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		13 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Pershing Gold Corporation	$ (45,594,120)	$ (20,254,218)	$ (57,384,258)
Adjustments to reconcile net loss to net cash ised in operatimg activities:
Depreciation	756,482	93,103	1,082,410
Bad debts	13,333		513,333
Bad debts in connection with discontinued operations	61,050		98,800
Amortization of debt discounts and deferred financing cost	8,100,450	2,830,420	12,049,972
Amortization of prepaid expense in connection with the issuance of common stock issued for prepaid services		280,000	116,669
Loss from extinguishment of debts	4,769,776		4,769,776
Derivative Expense		5,198,206
Change in fair value of derivative liability	1,454,889	(1,687,605)	(5,447,917)
Interest expense in connection with the note modification	3,022,186		3,022,186
Interest expense in connection with the conversion of notes payable			230,192
Interest expense in connection with the cancellation of debt and assignment of shares agreement	61,500		61,500
Gain from disposal of discontinued operations		(1,054,546)	(1,134,448)
Loss from disposal of assets	18,729		192,759
Non-controlling interest	1,164	(1,376)	171,911
Realized gain - available for sale securities	755,600		755,600
Realized gain - trading securities	19,702		19,702
Gain from sale of subsidiary	(500,000)		(500,000)
Share of loss of equity method investee	83,333		83,333
Common stock issued for services	813,861		1,651,361
Common stock issued in connection with an employment agreement	2,776,667		2,776,667
Common stock issued and included in settlement expense	4,883,196	4,761,500	9,644,696
Stock-based compensation	13,125,755	1,461,276	15,610,222
Gain from sale of uranium assets pursuant to an option agreement	(930,000)		(930,000)
Changes in operating assets and liabilities:
Restricted cash - current portion		(3,562,701)	1,320,817
Other receivables	99,908	(29,258)	86,575
Prepaid expenses - current portion and other current assets	90,871	802,523	1,960,193
Assets of discontinued operations - current portion		226,307	141,378
Prepaid expenses - long-term portion	37,759	1,662	41,912
Restricted cash - long-term portion		500,000	500,000
Deferred financing cost		(25,000)
Deposits	(95,788)	(1,000)	(95,788)
Assets of discontinued operations - long term portion		85,300	40,556
Accounts payable and accrued expenses	353,581	270,308	716,964
Liabilities of discontinued operation	(21,622)	1,185,093	28,730
NET CASH USED IN OPERATING ACTIVITIES	(7,392,342)	(8,920,006)	(9,354,801)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in marketable securities available for sale		(100,000)
Acquisition of mining rights	(2,576,400)		(2,576,400)
Payment received on note receivable	930,000		930,000
Increase in reclamation bond deposits		(1,715,629)	(1,715,629)
Cash used in acquisition of Gold Acquisition		(12,000,000)
Cash acquired from acquisition of business		2,000,100
Cash acquired in connection with the asset purchase agreement entered into with former parent company		11,164,514
Net proceeds received from the sale of marketable securities	875,302		875,302
Proceeds from disposal of assets	74,074		207,505
Purchase of property and equipment	(300,098)	(10,148)	(366,346)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(997,122)	(661,163)	(2,645,568)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock, net of issuance cost	6,307,500	1,924,000	9,484,916
Proceeds from sale of preferred stock	1,000,000	3,284,396	4,284,396
Proceeds from note payable - related party		2,250,000
Proceeds from note payable	500,000	2,250,000	500,000
Advances received from former parent company in connection with the asset purchase agreement		2,000,000
Proceeds from convertible promissory note - related party		100,000
Proceeds from convertible promissory notes		2,365,604	1,715,604
Collection on subscription receivable		30
Payments on notes payable	(1,541,691)	(3,326,500)	(3,408,413)
Advances to parent company		(331,335)	48,745
Distribution to former parent company	(88,390)		(88,390)
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,177,419	10,516,195	12,536,858
EFFECT OF EXCHANGE RATE ON CASH		(978)	1,649
NET INCREASE IN CASH AND CASH EQUIVALENTS	(2,212,045)	934,048	538,138
CASH AND CASH EQUIVALENTS- beginning of period	3,670,567	509,550	920,384
CASH AND CASH EQUIVALENTS- end of period	1,458,522	1,443,598	1,458,522
Cash paid for:
Interest	196,408	4,771	528,899
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock for payment of notes payable and accrued interest	8,315,258		9,323,005
Issuance of common stock in connection with the conversion of a promissory note into a current private placement			611,750
Issuance of a note payable in connection with the acquisition of business		8,000,000
Common stock issued for prepaid services		280,000
Issuance of additional notes payable upon assignment of debt	294,285		294,285
Beneficial conversion feature and debt discount in connection with the issuance of convertible promissory notes	168,163	2,465,604	1,883,767
Debt discount in connection with the issuance of the credit facility agreement and notes payable		1,800,000
Deferred financing cost in connection with the issuance of the credit facility agreement and notes payable		900,000
Preferred stock deemed dividend	1,616,777	3,248,396	4,901,173
Assumption of liabilities of Arttor Gold upon acquisition		21,750
Purchase of other receivables of Arttor Gold upon acquisition		30
Purchase of reclamation bond deposit of Gold Acquisition upon acquisition		2,842,000
Purchase of property and equipment of Gold Acquisition upon acquisition		9,508,003
Purchase of mineral rights of Gold Acquisition upon acquisition		2,000
Value of Goodwill upon acquisition of Gold Acquisition		8,499,071
Common stock, warrants and options issued in connection with the asset purchase agreement entered into with former parent company		14,857,675
Purchase of prepaid expenses and deposits of former parent company		1,946,909
Purchase of note receivable of former parent company in connection with the asset purchase agreement		2,000,000
Purchase of property and equipment of former parent company		39,912
Assumption of liabilities of former parent company		293,659
Issuance of common stock for payment of Continental's accrued legal fees	170,614		170,614
Issuance of common stock for payment of accrued dividend	3,601		3,601
Reclassification of derivative liability to equity	7,750,289		7,750,289
Issuance of a note receivable upon sale of subsidary	500,000		500,000
Issuance of a note receivable in connection with sale of uranuim assets pursuant to an option agreement	930,000		930,000
Common stock and warrants issued for acquisition of mining rights	5,709,441		5,709,441
Distribution to former parent company	606,339		606,339
Cancellation of debt in connection with the assignment of shares	42,000		42,000
Issuance of a note payable for purchase of mining equipment	$ 92,145		$ 92,145